Earnings Per Common Share (Additional Information) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Outstanding stock options excluded from the computation of diluted earnings per share due to their antidilutive effect	0	0.6	1.2